SHAREHOLDERS' EQUITY (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity
Maximum stock repurchase amount	₽ 16,010	₽ 15,922	₽ 22,567
Number of shares repurchased	48,797,719	61,519,084	82,669,046
Purchase of treasury shares	₽ 16,010	₽ 15,922	₽ 22,571
Common stock
Shareholders' equity
Ordinary shares authorized	1,998,381,575	1,998,381,575	1,998,381,575	1,998,381,575
Par value (in RUB per share)	₽ 0.1	₽ 0.1
Number of shares outstanding	1,726,902,169	1,772,834,153
Maximum stock repurchase amount	₽ 8,525	₽ 8,472	₽ 10,332
Number of shares repurchased	26,038,847	32,589,740	37,399,328
Common stock | Sistema Finance
Shareholders' equity
Maximum stock repurchase amount	₽ 7,485	₽ 7,450	₽ 12,235
Number of shares repurchased	22,758,872	28,929,344	45,269,718
Treasury stock
Shareholders' equity
Treasury stock shares	271,479,406	225,547,422	167,638,899	86,339,156
Purchase of treasury shares	₽ 16,010	₽ 15,922	₽ 22,567